FAIR VALUE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Assumptions for Fair Value Measurement Model
The fair value of the derivative was calculated at the various extinguishment dates using a modified binomial model to reflect different scenarios where reset may be triggered using the following range of assumptions:

Trading price of common stock on measurement date	$1.60 – 2,352.20
Conversion price (1)	$0.20 – 2,336.20
Risk free interest rate (2)	0.80% - 0.89%
Conversion notes lives in years	1.17 – 1.33
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The conversion price was calculated based on the formula in the 2016 Notes as of the respective measurement dates.

(2)	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the remaining conversion feature to be $16.0 million at March 31, 2017 using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$2.80
Conversion price (1)	$1.90
Risk free interest rate (2)	1.03%
Conversion notes lives in years	1.08
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The conversion price was calculated based on the formula in the 2016 Notes as of the respective measurement date

(2)	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Series D Warrants and 2015 Subordination Warrants

The Company has outstanding Series D Warrants to acquire 1,193 shares of common stock. In addition, the Company issued 2015 Subordination Warrants to acquire 37 shares of common stock. The Series D Warrants and 2015 Subordination Warrants contain provisions that will adjust the exercise price upon certain equity issuances. The Company has determined that the provisions contained in the Series D Warrants and the 2015 Subordination Warrants could result in modification of the exercise price due to a future equity offering resulting in a variable number of additional common shares that could be issued. This prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at each reporting period with the change in fair value being recorded in earnings for the period.

The Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $1,524 at March 31, 2017 using a binomial model with a Monte Carlo simulation to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$2.80
Exercise price (1)	$1.20
Risk free interest rate (2)	1.93%
Warrant lives in years	4.25
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.

(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Series F Preferred Stock

As of March 31, 2017, the Company had 5,860 shares of Series F Preferred Stock outstanding convertible into 4,308,824 shares of common stock at a conversion price of $1.36 per share. The Company has concluded that the Series F Preferred Stock are within the scope of ASC 480 as they predominantly represent an unconditional obligation to issue a variable number of common shares for a fixed monetary amount. Accordingly, they will be accounted for as liabilities in the financial statements and measured initially and subsequently at fair value with any change in fair value to be recorded in earnings. The Company determined the fair value of the Series F Preferred Stock to be $11.2 million as of March 31, 2017.

The Company used the following assumptions for the fair value calculations of the Series F Preferred Stock using the modified binomial model to reflect different scenarios where reset may be triggered:

Trading price of common stock on measurement date	$2.80
Exercise price (1)	$1.36
Risk free interest rate (2)	1.15%
Time to maturity in years	1.60
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The exercise price of the Series F Preferred Stock was calculated based on the terms in the agreement.

(2)	The risk-free interest rate was determined by management using the average of the 1 and 2 year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The following assumptions were used as inputs to the binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered in 2016:

Trading price of common stock on measurement date	$1.6 billion - $1.8 billion
Conversion price (1)	$1.5 billion - $1.7 billion
Risk free interest rate (2)	0.86%
Conversion notes lives in years	1.33
Expected volatility (3)	215%
Expected dividend yield (4)	—
Expected probability of shareholder approval (5)	85%

(1)	The conversion price of the convertible notes was calculated based on the formula in the Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)
Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.

The fair value of the derivative was calculated at the various extinguishment dates using a modified binomial model to reflect different scenarios where reset may be triggered using the following range of assumptions:

Trading price of common stock on measurement date	$18,000 - $74.4 million
Conversion price (1)	$14,900 - $58.6 million
Risk free interest rate (2)	0.29% - 0.52%
Conversion notes lives in years	0.48 - 0.81
Expected volatility (3)	224.7 – 244.8%
Expected dividend yield (4)	—

(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement dates.
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The fair value of the derivative was calculated at November 3, 2016 using a modified binomial model to reflect different scenarios where reset may be triggered using the following of assumptions:

Trading price of common stock on measurement date	$18,000
Conversion price (1)	$15,480
Risk free interest rate (2)	0.52%
Conversion notes lives in years	0.48
Expected volatility (3)	244.3%
Expected dividend yield (4)	—

(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

At December 31, 2015 the Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $14.1 million using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 due to the 16.6% and 0.5% requirement using the following assumptions:

Trading price of common stock on measurement date	$1.6 billion - $1.8 billion
Conversion price (1)	$3.1 billion
Risk free interest rate (2)	1.80%
Warrant lives in years	5.50
Expected volatility (3)	215%
Expected dividend yield (4)	—

(1)
The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.

(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $4.1 million at December 31, 2016 using a binomial model with a Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 using the following assumptions:

Trading price of common stock on measurement date	$3,420
Exercise price (1)	$12,000
Risk free interest rate (2)	1.93%
Warrant lives in years	4.50
Expected volatility (3)	240.9%
Expected dividend yield (4)	—

(1)	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the Series E Warrants to be $6,800,927 at April 7, 2016 using a binomial model with a Monte Carlo simulation model using the following assumptions:

April 7,
2016
Trading price of common stock on measurement date	$196.3 million
Exercise price (1)	$192.5 million
Risk free interest rate (2)	1.30%
Warrant lives in years	5.89
Expected volatility (3)	228.1%
Expected dividend yield (4)	—

(1)	The exercise price of the Series E Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The fair value of the Series G Warrants on June 1, 2016 using the Black Scholes valuation method was $6.0 million using the following assumptions:

Trading price of common stock on measurement date	$40.5 million
Exercise price (1)	$39.9 million
Risk free interest rate (2)	1.39%
Term	5.00
Expected volatility (3)	227.5%
Expected dividend yield	—

(1)	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The fair value of the 85,000 Series G Warrants exercised for cash was calculated using a Black Scholes model with the following inputs:

July 11,
2016
Trading price of common stock on measurement date	$67.7 million
Exercise price (1)	$64.3 million
Risk free interest rate (2)	1.03%
Warrant lives in years	4.89
Expected volatility (3)	225.8%
Expected dividend yield (4)	—

(1)	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the remaining 3,075,000 Series G Warrants to be $272 on December 31, 2016 using a Black Scholes valuation model with the following assumptions:

December 31,
2016
Trading price of common stock on measurement date	$3,420
Exercise price (1)	$12,000
Risk free interest rate (2)	1.93%
Warrant lives in years	4.41
Expected volatility (3)	240.9%
Expected dividend yield (4)	—

(1)	The exercise price of the Series G Warrants as defined in the warrant agreement at June 1, 2016. The reset provision at July 1, 2016 that was known at June 30, 2016.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Although the embedded conversion feature is bifurcated from the 2016 Notes for measurement purposes, the embedded derivative is combined, only to extent of the face value of the note, with the 2016 Notes for presentation purposes on the balance sheet. The Company determined fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1,	December 31,
	2016	2016
Trading price of common stock on measurement date	$84.5 million	$3,420
Exercise price (1)	$64.3 million	$2,980
Risk free interest rate (2)	0.59%	0.97%
Term	1.84	1.33
Expected volatility (3)	228.1%	240.9%
Expected dividend yield	—	—

(1)	The conversion price was calculated based on the formula in the 2016 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

The Company determined the fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1,	December 31,
	2016	2016
Trading price of common stock on measurement date	$84.5 million	$3,420
Exercise price (1)	$99.8 million	$12,000
Risk free interest rate (2)	1.01%	1.93%
Term	5.50	5.00
Expected volatility (3)	228.1%	240.9%
Expected dividend yield	—	—

(1)	The exercise price of the Series H and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company used the following assumptions for the fair value calculations of non-mandatory shares of Series F Preferred Stock shares using the modified binomial model to reflect different scenarios where reset may be triggered:

	July 1,	December	December 31,
	2016	2016	2016
Trading price of common stock on measurement date	$18,000	$3,680 - $3,700	$3,420
Exercise price (1)	$12,000	$3,180 - $3,200	$3,040
Risk free interest rate (2)	0.81%	1.22 - 1.26%	1.20%
Term	2.00	1.84	1.84
Expected volatility (3)	244.3%	240.9%	240.9%
Expected dividend yield (4)	—	—	—

(1)
The conversion price of the Series F was calculated based off the lower of the fixed conversion rate of $12,000 (split adjusted) and 85% of the lower of the (1) 3 lowest VWAP days in the past 20 trading days and (2) the VWAP of the preceding day.

(2)	The risk-free interest rate was determined by management using the 2-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Schedule of Fair Value Warrants Excess of Proceeds Recorded as Loss in Earnings
The fair value of the warrants is in excess of the proceeds received and the Company is required to record the fair value over the net proceeds received as a loss in earnings. Therefore, at inception, the loss recorded in earnings is calculated as follows:

Net proceeds received	$5,268,030
Less:
Par value of common stock issued	(316)
Fair value Series G Warrants issued	(6,034,735)
Loss on issuance	$(767,021)

Summary of Change in the Value of the Fair Value Level 3 Liabilities
The following summarizes the total change in the value of the fair value Level 3 liabilities during the three months ended March 31, 2017:

	Common Stock Warrants	Conversion Feature of Notes	Series F Preferred Stock	Total
As of March 31, 2017:
Balance at January 1, 2017	$4,121,836	$75,826,761	$5,655,007	$85,603,604
Issuance of warrants, convertible note, and preferred stock	—	—	—	—
Exercise and extinguishment of warrants, convertible notes and preferred stock	—	(19,454,397)	—	(19,454,397)
Change in fair value of warrants, conversion feature and preferred stock	(4,120,309)	(40,332,596)	5,536,645	(38,916,260)
Balance at March 31, 2017	$1,527	$16,039,768	$11,191,652	$27,232,947

The following summarizes the total change in the value of the fair value Level 3 liabilities during the year ended December 31, 2015:

	Common	Conversion	Series F
	Stock	Feature of	Preferred
	Warrants	Notes	Stock	Total
As of December 31, 2015:
Balance at January 1, 2015	$9,998,636	$—	$—	$9,998,636
Issuance of warrants, options and convertible note	39,372,885	16,654,094	—	56,026,979
Exercise and expiration of warrants and unit purchase option	(42,558,951)	—	—	(42,558,951)
Change in fair value of warrants, options and conversion feature	19,779,962	(65,154)	—	19,714,808
Balance at December 31, 2015	$26,592,532	$16,588,940	$—	$43,181,472

The following summarizes the total change in the value of the fair value Level 3 liabilities during the year ended December 31, 2016:

	Common	Conversion	Series F
	Stock	Feature of	Preferred
	Warrants	Notes	Stock	Total
As of December 31, 2016:
Balance at January 1, 2016	$26,592,532	$16,588,940	$—	$43,181,472
Issuance of convertible note, warrants and preferred stock	112,770,932	80,599,528	12,071,249	205,441,709
Exercise and expiration of warrants, options, convertible notes,and preferred stock	(19,304,203)	(7,082,033)	(3,442,159)	(29,828,395)
Change in fair value of warrants, options, conversion feature and preferred stock	(115,937,425)	(14,279,674)	(2,974,084)	(133,191,183)
Balance at December 31, 2016	$4,121,836	$75,826,761	$5,655,006	$85,603,603

Derivative Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Change in the Value of the Fair Value Level 3 Liabilities
The following table reconciles the Level 3 fair value liabilities to the derivative liability on the balance sheet at March 31, 2017:

	Common Stock Warrants	Conversion Feature of Notes	Total Derivative Liability
As of March 31, 2017
Fair value Level 3 liabilities	$1,527	$16,039,768	$16,041,295
Portion of derivative liability combined with convertible note	—	(11,399,123)	(11,399,123)
Derivative liability on balance sheet at March 31, 2017	$1,527	$4,640,645	$4,642,172

The following table reconciles the Level 3 fair value liabilities to the derivative liability on the balance sheet at December 31, 2015:

	Common	Conversion	Total
	Stock	Feature of	Derivative
	Warrants	Notes	Liability
As of December 31, 2015:
Fair value Level 3 liabilities	$26,592,532	$16,588,940	$43,181,472
Portion of derivative liability combined with convertible note	—	(16,588,940)	(16,588,940)
Derivative liability on balance sheet at December 31, 2015	$26,592,532	$—	$26,592,532

The following table reconciles the Level 3 fair value liabilities to the derivative liability on the balance sheet at December 31, 2016:

	Common	Conversion	Total
	Stock	Feature of	Derivative
	Warrants	Notes	Liability
As of December 31, 2016:
Fair value Level 3 liabilities	$4,121,836	$75,826,761	$79,948,597
Portion of derivative liability combined with convertible note	—	(43,604,417)	(43,604,417)
Derivative liability on balance sheet at December 31, 2016	$4,121,836	$32,222,344	$36,344,180

Series E Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule Of Gain Loss on Exchange and Issuance of Warrants
The difference between the fair value of the liability extinguished and the fair value of the consideration provided on April 7, 2016 was recorded as a gain in the statement of operations as follows:

Fair value of Series E Warrants exchanged	$6,800,927
Fair value of common stock issued	2,659,154
Gain on exchange of warrants	$4,141,773

Series F Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Measured at Fair Value on a Recurring Basis
The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within their fair value hierarchy at March 31, 2017:

	Fair Value Measurement at March 31, 2017
	Level 1	Level 2	Level 3	Total
Fair value liability
Series F preferred stock	$—	$—	$11,191,652	$11,191,652
Common stock warrants	$—	$—	$1,527	$1,527
Conversion feature of 2016 Notes	$—	$—	$16,039,768	$16,039,768
Total fair value liabilities	$—	$—	$27,232,947	$27,232,947

The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within their fair value hierarchy at December 31, 2016 and December 31, 2015:

	Fair Value Measurement at December 31, 2016
	Level 1	Level 2	Level 3	Total
Fair value liability
Series F preferred stock	$—	$—	$5,655,006	$5,655,006
Common stock warrants	$—	$—	$4,121,836	$4,121,836
Conversion feature of 2016 Notes	$—	$—	$75,826,761	$75,826,761
Total fair value liabilities	$—	$—	$85,603,603	$85,603,603

	Fair Value Measurement at December 31, 2015
	Level 1	Level 2	Level 3	Total
Fair value liability
Common stock warrants	$—	$—	$26,592,532	$26,592,532
Conversion feature of 2015 Notes	$—	$—	$16,588,940	$16,588,940
Total fair value liabilities	$—	$—	$43,181,472	$43,181,472